Leases - Summary of the depreciation recognized in the consolidated statement of profit or loss and other comprehensive income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Depreciation Right To Use Of Asset Recognized In Profit And Loss [Line Items]
Depreciation, right-of-use assets	S/ 28,233	S/ 27,636	S/ 26,577
Cost of sales [member]
Disclosure Of Depreciation Right To Use Of Asset Recognized In Profit And Loss [Line Items]
Depreciation, right-of-use assets	17,938	21,714	21,519
Selling expenses [Member]
Disclosure Of Depreciation Right To Use Of Asset Recognized In Profit And Loss [Line Items]
Depreciation, right-of-use assets	955	22	13
Administrative expense [Member]
Disclosure Of Depreciation Right To Use Of Asset Recognized In Profit And Loss [Line Items]
Depreciation, right-of-use assets	S/ 9,340	S/ 5,900	S/ 5,045